Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Statement [Line Items]
Net Income		$ 2,138	$ 2,304	$ 1,292
Other Comprehensive Income, net of taxes
Reclassification to earnings of (gains) during the period	[1]	(6)	(19)	(5)
Other comprehensive income net of tax OCI debt financial assets		114	(169)	266
Net change in unrealized gains on cash flow hedges
Gains on derivatives designated as cash flow hedges arising during the period	[2]	375	212	1,914
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	[3]	341	314	389
Other comprehensive income net of tax cash flow hedges		716	526	2,303
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		2,612	531	(1,880)
Unrealized gains (losses) on hedges of net foreign operations	[4]	(541)	(120)	327
Other comprehensive income, net of taxes, translation of net foreign operations		2,071	411	(1,553)
Items that will not be subsequently reclassified to net income
Net unrealized gains (losses) on fair value through OCI equity securities arising during the period	[5]	(11)		8
Net gains (losses) on remeasurement of pension and other employee future benefit plans	[6]	22	(123)	(91)
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	(88)	43	(427)
Items that will not be reclassified to net income		(77)	(80)	(510)
Other Comprehensive Income, net of taxes		2,824	688	506
Total Comprehensive Income		4,962	2,992	1,798
Attributable to:
Bank shareholders		4,958	2,989	1,796
Non-controlling interest in subsidiaries		4	3	2
Total Comprehensive Income		4,962	2,992	1,798
Debt securities [member]
Other Comprehensive Income, net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[8]	$ 120	$ (150)	$ 271

[1]	Net of income tax provision of $2 million, $7 million, $2 million for the three months ended.
[2]	Net of income tax (provision) of $(148) million, $(82) million, $(729) million for the three months ended.
[3]	Net of income tax (recovery) of $(129) million, $(118) million, $(147) million for the three months ended.
[4]	Net of income tax (provision) recovery of $208 million, $47 million, $(126) million for the three months ended.
[5]	Net of income tax (provision) recovery of $4 million, $1 million, $(3) million for the three months ended.
[6]	Net of income tax (provision) recovery of $(8) million, $21 million, $35 million for the three months ended.
[7]	Net of income tax (provision) recovery of $34 million, $(16) million, $163 million for the three months ended.
[8]	Net of income tax (provision) recovery of $(45) million, $55 million, $(99) million for the three months ended.